Gabon	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
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Gabon

Note 15 – Gabon

The Dussafu PSC partners and the Republic of Gabon, represented by the Ministry of Mines, Energy, Petroleum and Hydraulic Resources, entered into the third exploration phase of the Dussafu PSC with an effective date of May 28, 2012. The Direction Generale Des Hydrocarbures (“DGH”) agreed to lengthen the third exploration phase to four years until May 27, 2016. The third exploration phase of the Dussafu PSC has a $7.0 million ($4.7 million net to our 66.667 percent interest) work commitment over a four year period. This commitment was fulfilled with the drilling of Dussafu Tortue Marin-1 (“DTM-1”).

Operational activities during the three months ended March 31, 2013 included completion activities on DTM-1, and drilling and completion activities of the first appraisal sidetrack of DTM-1 (“DTM-1ST1”). The drilling rig was demobilized and released on February 21, 2013. A program of subsurface and conceptual engineering studies has commenced with the objective of evaluating the commerciality of Tortue and the other oil discoveries. In other parts of the Dussafu PSC, activities include reservoir characterization and 3-D seismic reprocessing.

Dussafu Ruche Marin-1 (“DRM-1”), which was drilled in 2011, DTM-1 and DTM-1ST1 are suspended pending future appraisal and development activities.

The Dussafu PSC represents $97.3 million of unproved oil and gas properties on our March 31, 2013 consolidated condensed balance sheet (December 31, 2012: $76.4 million).

Note 15 – Gabon

We are the operator of the Dussafu PSC with a 66.667 percent ownership interest. Located offshore Gabon, adjacent to the border with the Republic of Congo, the Dussafu PSC covers an area of 680,000 acres with water depths up to 1,650 feet.

The Dussafu PSC partners and the Republic of Gabon, represented by the Ministry of Mines, Energy, Petroleum and Hydraulic Resources, entered into the third exploration phase of the Dussafu PSC with an effective date of May 28, 2012. The Direction Generale Des Hydrocarbures (“DGH”) agreed to lengthen the third exploration phase to four years until May 27, 2016. The third exploration phase of the Dussafu PSC has a $7.0 million ($4.7 million net to our 66.667 percent interest) work commitment over a four year period. This commitment was fulfilled with the drilling of DTM-1.

Operational activities during the year ended December 31, 2012 included completion of the processing of 545 square kilometers of seismic which was acquired in the fourth quarter of 2011 and well planning. The 3-D Pre-Stack Time Migration (“PSTM”) was completed in July 2012.

Well planning progressed to drill an exploration well in the fourth quarter of 2012 on the Tortue prospect. DTM-1 well was spud November 19, 2012. DTM-1 was drilled with the Scarabeo 3 semi-submersible drilling unit. On January 4, 2013, we announced that DTM-1 had reached the Dental Formation and discovered oil in both the Gamba and Dentale formations. Additional technical evaluation is on-going and is expected to take several months.

See Note 7 – Commitments and Contingencies for a discussion of legal matters related to our Gabon operations.

The Dussafu PSC represents $76.4 million of unproved oil and gas properties on our December 31, 2012 balance sheet (2011: $48.9 million).